Investments - Summary of Classification of Long Term Held to Maturity Investments (Detail) - Long Term Investments ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of Held-to-maturity Securities [Line Items]
Cost or Amortized cost	¥ 7,914	$ 1,242	¥ 9,740
Corporate Debt Securities
Schedule of Held-to-maturity Securities [Line Items]
Cost or Amortized cost	7,914		9,740
Gross unrecognized holding gains	100		14
Fair value	¥ 8,014	$ 1,258	¥ 9,754